FI - Own credit gains/(losses) on fair value option elected instruments (Details 18) SFr in Millions	6 Months Ended
Jun. 30, 2016 CHF (SFr)
Financial instruments
Gains/(losses) recorded into AOCI	SFr 0
Gains/(losses) recorded into AOCI, Cumulatively	1,762
Gains/(losses) recorded into AOCI transferred to net income	0
Due to banks and customer deposits
Financial instruments
Gains/(losses) recorded into AOCI	(1)
Gains/(losses) recorded into AOCI, Cumulatively	0
Gains/(losses) recorded into AOCI transferred to net income	0
Short-term borrowings
Financial instruments
Gains/(losses) recorded into AOCI	(1)
Gains/(losses) recorded into AOCI, Cumulatively	(1)
Gains/(losses) recorded into AOCI transferred to net income	0
Long-term debt
Financial instruments
Gains/(losses) recorded into AOCI	2
Gains/(losses) recorded into AOCI, Cumulatively	1,763
Gains/(losses) recorded into AOCI transferred to net income	0
Long-term debt - of which structured notes over two years
Financial instruments
Gains/(losses) recorded into AOCI	30
Gains/(losses) recorded into AOCI, Cumulatively	1,058
Gains/(losses) recorded into AOCI transferred to net income	0
Long-term debt - of which treasury debt over two years
Financial instruments
Gains/(losses) recorded into AOCI	(22)
Gains/(losses) recorded into AOCI, Cumulatively	696
Gains/(losses) recorded into AOCI transferred to net income	SFr 0